Business combinations (Details 10)	Apr. 05, 2022	Nov. 09, 2020	Nov. 03, 2020	Jul. 20, 2020
Licences [member]
IfrsStatementLineItems [Line Items]
Valuation technique		With-and-without method The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.